Advances for drillships under construction and related costs (Tables)	6 Months Ended
Jun. 30, 2014
Advances For Drillships Under Construction And Related Costs [Abstract]
Advances for drillships under construction and related costs

Balance, December 31, 2013	$662,313
Advances for drillships under construction and related costs	631,201
Drillships delivered	(731,636)
Balance, June 30, 2014	$561,878